Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 1,725		$ 1,502
Work-in-progress	1,479		1,647
Finished products	9,341	[1]	8,998	[1]
Inventory, Total	12,545		12,147
Inventory delivered to customers for which revenue not yet recognized	$ 389		$ 337

[1]	Includes amounts of $ 389 and $ 337, as of December 31, 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.